Description of Business and Summary of Significant Accounting Policies - Major Customers and Concentrations of Risks (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($) item	Sep. 30, 2021 USD ($) customer	Sep. 30, 2022 USD ($) customer item	Sep. 30, 2021 USD ($) customer	Dec. 31, 2021 USD ($) customer	Dec. 31, 2020 USD ($) customer	Dec. 31, 2019 USD ($)
Description of Business and Summary of Significant Accounting Policies
Cash and Cash Equivalents | $	$ 2,930,591	$ 173,879	$ 2,930,591	$ 173,879	$ 3,475,695	$ 1,469,952	$ 331,761
Bank accounts
Description of Business and Summary of Significant Accounting Policies
Cash and Cash Equivalents | $	$ 2,160,000		$ 2,160,000		$ 2,250,000
Accounts Receivable [Member] | Customer concentration | Customer one
Description of Business and Summary of Significant Accounting Policies
Number of customers					1	1
Concentration risk (as a percent)					51.00%	95.00%
Accounts Receivable [Member] | Customer concentration | Customer two
Description of Business and Summary of Significant Accounting Policies
Number of customers					2
Concentration risk (as a percent)					41.00%	63.00%
Accounts Receivable [Member] | Customer concentration | Customer three
Description of Business and Summary of Significant Accounting Policies
Number of customers			3		3
Concentration risk (as a percent)			95.00%		92.00%
Revenue from contract with customer | Customer concentration | Customer two
Description of Business and Summary of Significant Accounting Policies
Number of customers		2
Concentration risk (as a percent)						37.00%
Revenue from contract with customer | Customer concentration | Customer three
Description of Business and Summary of Significant Accounting Policies
Number of customers	3		3	3
Concentration risk (as a percent)	95.00%	95.00%	95.00%	82.00%	9.00%
Revenue from contract with customer | Customer concentration | Various other customers
Description of Business and Summary of Significant Accounting Policies
Concentration risk (as a percent)	5.00%	5.00%	5.00%	18.00%
Revenue from contract with customer | Customer concentration | ICE
Description of Business and Summary of Significant Accounting Policies
Concentration risk (as a percent)	63.00%	0.00%	67.00%	0.00%